Long-term Investments	12 Months Ended
Aug. 31, 2020
Long-term Investments
Long-term Investments

10.   Long-term Investments

The Company’s long-term investments comprised of the following:

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Equity securities without readily determinable fair value	515,679	349,765	51,080
Equity method investments	91,937	84,272	12,307
Available-for-sale investments	880,022	614,141	89,690
	1,487,638	1,048,178	153,077

Equity securities without readily determinable fair value

There were no impairment indicators for the investments and there were no impairment losses recognized for the years ended August 31, 2018. For the year ended August 31, 2019 and 2020, the  Group recognized impairment loss of RMB10,000 and RMB78,041 (US$11,397), respectively. During the year ended August 31, 2019, the Group also disposed an investment for cash consideration of RMB14,400 and recognized a gain of RMB10,032, which was recorded in other income.

Equity method investments

As of August 31, 2019 and 2020, the Company held several equity method investments through the VIEs’ subsidiaries, all of which were accounted for under the equity method given the Company’s ability to exercise significant influence over the operations of the investees. The carrying amounts of all the equity method investments were RMB91,937 and RMB84,272 (US$12,307) as of August 31, 2019 and 2020, respectively. The Group disposed an investment for cash consideration of RMB94,800 and recognized gain of RMB5,371 during the year ended August 31, 2019. Selected financial information of the equity method investees are not presented as the effects of the investees on the Group’s consolidated financial statements were not material.

Available-for-sale investments

As of August 31, 2019 and 2020, the Group held debt securities including investments in  private company equities of  mandatory redemption and convertible debts with original maturities more than one year.

For the years ended August 31, 2018 and 2019, the Group recognized no gain or loss on disposals of available-for-sale investments.  As of August 31, 2018, 2019 and 2020, there were unrealized gains/(loss) of RMB59,637, RMB9,566 and RMB(125,157) (US$18,278), respectively and accrued interest of nil, RMB48,307 and RMB17,088 (US$2,496), respectively. In 2020, the Group recognized an impairment loss on the available-for-sale investments of RMB83,564 (US$12,204) and an extinguishment loss of RMB153,061 (US$22,353).